Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Receivables from contracts with customers, Contract Assets and Contract Liabilities
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	March 3 1, 2019	March 31, 2020
Receivables from contracts with customers *1	1,183,115	1,126,597
Contract assets *1	19,147	13,985
Contract liabilities *2	254,646	271,286

*1	Receivables from contracts with customers and contract assets are included in the consolidated balance sheets as “Notes and accounts receivable, trade and contract assets” and “Other”, non-current.

*2	Contract liabilities are included in the consolidated balance sheets as “Other”, both current and non-current.

Summary of Remaining Performance Obligations that are Unsatisfied	The following table shows the summary of the transaction prices allocated to remaining performance obligations that are unsatisfied at March 31, 2020, of which more than half are expected to be recognized within one year and substantially all within three years.

Yen in millions
March 31, 2020
Pictures — Motion Pictures and Television Productions *1	569,081
Pictures — Media Networks	22,333
Music *2	44,971
Others	47,126

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2	Amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content. These contracts also include the potential for sales-based or usage-based royalties to exceed the minimum guarantees, and these additional royalties are excluded from the amount above, of which substantially all are recognized as revenue within three years.

Schedule of Contract Costs	Contract costs are comprised as follows:

	Yen in millions
	March 31 , 2019	March 31, 2020
Incremental costs of obtaining a contract	6,581	7,464